Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 3,222,033
Denominator:
Weighted-average shares outstanding	2,741,096
Basic and diluted net income (loss) per share	$ 1.17	$ 0
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 5,039,591	$ (9,715)
Denominator:
Weighted-average shares outstanding	4,312,500	4,312,500
Basic and diluted net income (loss) per share	$ 1.17	$ 0